Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000253656
Shareholder Report [Line Items]
Fund Name	SPDR Galaxy Digital Asset Ecosystem ETF
Trading Symbol	DECO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Galaxy Digital Asset Ecosystem ETF (the "Fund") for the period of September 10, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.65%
AssetsNet	$ 6,635,923
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 5,517
InvestmentCompanyPortfolioTurnover	28.00%
C000253658
Shareholder Report [Line Items]
Fund Name	SPDR Galaxy Hedged Digital Asset Ecosystem ETF
Trading Symbol	HECO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Galaxy Hedged Digital Asset Ecosystem ETF (the "Fund") for the period of September 10, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.85%
AssetsNet	$ 124,007,282
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 138,447
InvestmentCompanyPortfolioTurnover	28.00%
C000253657
Shareholder Report [Line Items]
Fund Name	SPDR Galaxy Transformative Tech Accelerators ETF
Trading Symbol	TEKX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Galaxy Transformative Tech Accelerators ETF (the "Fund") for the period of September 10, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.65%
AssetsNet	$ 6,142,664
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 5,387
InvestmentCompanyPortfolioTurnover	28.00%